Note 21 - Subsequent Events (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions	Mar. 23, 2018 USD ($) $ / shares shares	Jan. 24, 2017 CAD ($) $ / shares shares	May 04, 2016 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Proceeds from Issuing Shares, Gross | $		$ 41,172,000	$ 14,945,000
Number of shares issued through bought deal financing		9,542,402	9,018,414
Shares issued, price per share | $ / shares		$ 3.67	$ 1.40
Number of flow-through shares issued		4,590,818	4,732,700
Flow-through shares issued, price per share | $ / shares		$ 5.01	$ 1.89
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Proceeds from Issuing Shares, Gross | $	$ 7.8
Number of shares issued through bought deal financing	6,015,385
Shares issued, price per share | $ / shares	$ 1.30
Commission percentage for bought deal offering	6.00%
Potential ordinary share transactions [member] | Goldcorp [member]
Statement Line Items [Line Items]
Proceeds from Issuing Shares, Gross | $	$ 2.0
Number of flow-through shares issued	1,091,826
Flow-through shares issued, price per share | $ / shares	$ 1.82
Ownership interest in company held by another entity	12.50%
Number of shares outstanding at end of period	10,634,228